Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000731890
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2015
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014